Cover Page	9 Months Ended
Jul. 31, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q3
Entity Registrant Name	Royal Bank of Canada
Entity Central Index Key	0001000275
Current Fiscal Year End Date	--10-31